Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
- Borrowings	$ 1,526.9	$ 1,845.8
- Trade and other payables	452.0	385.3
- Lease liabilities	429.0	332.9	$ 88.6
- Environmental trust funds	79.3	69.5	60.8
- Trade and other receivables	240.1	136.0
- Investments	147.9	155.1
- Cash and cash equivalents	886.8	515.0	$ 219.7	$ 393.8
- Warrants	12.9	11.7
Fair Value [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts		127.6
- Copper and oil derivative contracts	29.1
Total	29.1	127.6
Fair Value [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,689.8	1,952.4
- Trade and other payables	452.0	385.3
- Lease liabilities	429.0	332.9
Total	2,570.8	2,670.6
Fair Value [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	113.3
- Environmental trust funds	7.4	7.2
- Trade and other receivables	23.7	22.8
- Investments	42.4	47.9
Asanko redeemable preference shares	92.6	95.5
- Warrants	12.9	11.7
- Oil derivative contracts		1.1
Total	292.3	186.2
Fair Value [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	71.9	62.3
- Loan advanced - contractor	68.4
- Trade and other receivables	29.5	51.4
- Cash and cash equivalents	886.8	515.0
Total	1,056.6	628.7
Carrying amount [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts		127.6
- Copper and oil derivative contracts	29.1
Total	29.1	127.6
Carrying amount [member] | Financial liabilities at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts		127.6
- Copper and oil derivative contracts	29.1
Total	29.1	127.6
Carrying amount [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,526.9	1,845.8
- Trade and other payables	452.0	385.3
- Lease liabilities	429.0	332.9
Total	2,407.9	2,564.0
Carrying amount [member] | Financial liabilities not measured at fair value [member] | Other financial liabilities measured at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	1,526.9	1,845.8
- Trade and other payables	452.0	385.3
- Lease liabilities	429.0	332.9
Total	2,407.9	2,564.0
Carrying amount [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	113.3
- Environmental trust funds	7.4	7.2
- Trade and other receivables	23.7	22.8
- Investments	42.4	47.9
Asanko redeemable preference shares	92.6	95.5
- Warrants	12.9	11.7
- Oil derivative contracts		1.1
Total	292.3	186.2
Carrying amount [member] | Financial assets at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	113.3
- Environmental trust funds	7.4	7.2
- Trade and other receivables	23.7	22.8
- Warrants	12.9	11.7
- Oil derivative contracts		1.1
Total	157.3	42.8
Carrying amount [member] | Financial assets at fair value [member] | FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
- Investments	42.4	47.9
Asanko redeemable preference shares	92.6	95.5
Total	135.0	143.4
Carrying amount [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	71.9	62.3
- Loan advanced - contractor	68.4
- Trade and other receivables	29.5	51.4
- Cash and cash equivalents	886.8	515.0
Total	1,056.6	628.7
Carrying amount [member] | Financial assets not measured at fair value [member] | Amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	71.9	62.3
- Trade and other receivables	29.5	51.4
- Cash and cash equivalents	886.8	515.0
Total	1,056.6	$ 628.7
Carrying amount [member] | Financial assets at amortised cost, class [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Loan advanced - contractor	$ 68.4